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                        CENTURY CAPITAL MANAGEMENT, LLC
                         100 Federal Street, 29th Floor
                                Boston, MA 02110


BY EDGAR

February 25, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:  Century Capital Management Trust (File Nos. 333-86067 and 811-09561)
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Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Century Capital Management Trust (the "Trust" or the "Registrant") pursuant to
(1) the Securities Act of 1933, as amended (the "Securities Act"), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 13 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 15 to the Trust's Registration Statement under the 1940 Act on Form N-1A ("Amendment No. 13/15"), including a Century Capital Management Trust Prospectus and Statement of Additional Information (relating to the two series of the Trust), other information, the signature page and exhibits.

This Amendment No. 13/15 is being filed in connection with the Trust's annual update, for the purposes of implementing certain comments provided to us by, and revisions discussed with, Dominic Minore, the Trust's Securities and Exchange Commission reviewer, with respect to the previously filed Post-Effective Amendment No. 12 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 14 to the Trust's Registration Statement under the 1940 Act, filed on December 23, 2004 pursuant to Rule 485(a)(1) under the Securities Act ("Amendment No. 12/14"), and making certain non-material changes to Amendment No. 12/14. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that this Amendment No. 13/15 become effective simultaneously with the effectiveness of Amendment No. 12/14 on February 28, 2005.

I believe that this Amendment No. 13/15 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.(1)

Please direct any questions or comments on the enclosed materials to me (617-701-5115).

Very truly yours,

/s/ MAUREEN E. KANE

Maureen E. Kane

Enclosures

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(1) Based on my discussions with Mr. Minore, I would assume that any revisions discussed with Mr. Minore and changes made in response to his comments would not render this Amendment No. 13/15 ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.